Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Assets
Investments	$ 413	$ 490
Prepaids	171	661
Pension	617	207
Other	358	352
Other assets	$ 1,559	$ 1,710